Risk Management Arising From Financial Instruments (Narrative) (Details)		12 Months Ended
	Dec. 21, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)		Jan. 01, 2017 USD ($)	[1]	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers between level 1		$ 0
Transfers between level 2		0
Transfers between level 3		0
Current unrestricted cash and cash equivalents		$ 7,561,000	$ 21,511,000	[1]	$ 10,338,000		$ 10,338,000
Proceeds from subscription agreement	$ 20,520,000
Number of largest customers | item		2
Largest customers percentage of revenue		100.00%	100.00%
Trade receivables		$ 3,313,000	$ 6,466,000
Percentage of secured cash leveraged by credit facilities for funding working capital		100.00%
Cash and cash equivalents and restricted cash		$ 8,737,000	$ 22,414,000
Percentage of cash and cash equivalents and restricted cash held by financial institutions		99.00%	98.00%
Number of financial institutions holding cash and cash equivalents and restricted cash | item		4
Net foreign exchange loss		$ 144,000
Net foreign exchange gain			$ 635,000
If Canadian dollar had strengthened/weakend percentage against USD		10.00%
If Canadian dollar had strengthened/weakend 10% against USD, net loss would be lower/higher $613 from foreign exchange translation		$ 870,000
If Euro had strengthened/weakend percentage against USD		10.00%
If Euro had strengthened/weakend 10% against USD, net loss would be lower by, as a result of foreign exchange		$ 445,000
Interest rate risk		100
Two Largest Customers [member]
Disclosure of detailed information about financial instruments [line items]
Largest customers percentage of revenue		22.00%	31.00%
Largest customers percentage of accounts receivable		14.00%	48.00%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Payment terms		P30D
Top of Range [member]
Disclosure of detailed information about financial instruments [line items]
Payment terms		P60D

[1]	Restated (Note 5)